Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets (Details) [Line Items]
Amortization expense	$ 3,466	$ 2,063	$ 2,150
Accumulated amortization	14,783	11,380
Cost of Revenues [Member]
Intangible Assets (Details) [Line Items]
Amortization expense	1,680	1,550	2,130
General and Administrative Expense [Member]
Intangible Assets (Details) [Line Items]
Amortization expense	$ 1,790	$ 510	$ 20
Licensed Software [Member]
Intangible Assets (Details) [Line Items]
Weighted average amortization period	4 years 11 months 1 day	4 years 9 months 29 days	5 years 3 days
XMLC’ Software [Member]
Intangible Assets (Details) [Line Items]
Gross carrying amount	$ 70
Accumulated amortization	60
Net carrying amount	$ 10